Guarantors (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Statements of Operations

(dollars in millions)	Period Ended March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$44.5	$0.5	$—	$45.0
Costs and expenses
Property operating expenses	—	—	—	—	15.0	0.3	—	15.3
Sales and marketing	—	—	—	—	2.1	—	—	2.1
General and administrative	—	—	—	—	5.4	—	—	5.4
Depreciation and amortization	—	—	—	—	15.8	0.6	—	16.4

Total costs and expenses	—	—	—	—	38.3	0.9	—	39.2

Operating income (loss)	—	—	—	—	6.2	(0.4)	—	5.8
Interest expense	—	—	7.2	7.2	0.7	0.5	(7.2)	8.4

Income (loss) before income taxes	—	—	(7.2)	(7.2)	5.5	(0.9)	7.2	(2.6)
Income tax expense	—	—	—	—	0.2	—	—	0.2

Income (loss) from continuing operations	—	—	(7.2)	(7.2)	5.3	(0.9)	7.2	(2.8)
Equity earnings (loss) related to investment in subsidiaries	(2.8)	—	4.4	—	(0.9)	—	(0.7)	—

Net income (loss)	(2.8)	—	(2.8)	(7.2)	4.4	(0.9)	6.5	(2.8)
Noncontrolling interest in net loss	(1.9)	—	—	—	—	—	—	(1.9)

Net income (loss) attributable to common shareholders	$(0.9)	—	$(2.8)	$(7.2)	$4.4	$(0.9)	$6.5	$(0.9)

(dollars in millions)	Period Ended January 23, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$14.9	$0.2	$—	$15.1
Costs and expenses
Property operating expenses	—	—	—	—	4.8	—	—	4.8
Sales and marketing	—	—	—	—	0.7	—	—	0.7
General and administrative	—	—	—	—	1.4	0.1	—	1.5
Depreciation and amortization	—	—	—	—	5.2	0.1	—	5.3
Transaction-related compensation	—	—	—	—	20.0	—	—	20.0
Transaction costs		—	—	—	0.1	—	—	0.1

Total costs and expenses	—	—	—	—	32.2	0.2	—	32.4

Operating loss	—	—	—	—	(17.3)	—	—	(17.3)
Interest expense	—	—	2.3	2.3	0.1	0.1	(2.3)	2.5

Loss before income taxes	—	—	(2.3)	(2.3)	(17.4)	(0.1)	2.3	(19.8)
Income tax expense	—	—	—	—	0.4	—	—	0.4

Loss from continuing operations	—	—	(2.3)	(2.3)	(17.8)	(0.1)	2.3	(20.2)
Equity earnings (loss) related to investment in subsidiaries	—	—	(17.9)	—	(0.1)	—	18.0	—

Net loss	$—	$—	$(20.2)	$(2.3)	$(17.9)	$(0.1)	$20.3	$(20.2)

(dollars in millions)	Three Months Ended March 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$51.9	$0.2	$—	$52.1
Costs and expenses
Property operating expenses	—	—	—	—	16.8	0.5	—	17.3
Sales and marketing	—	—	—	—	1.7	0.1	—	1.8
General and administrative	—	—	—	—	4.5	—	—	4.5
Depreciation and amortization	—	—	—	—	15.8	0.6	—	16.4
Management fees charged by CBI	—	—	—	—	0.7	—	—	0.7
Loss on sale of receivables to an affiliate	—	—	—	—	1.2	—	—	1.2

Total costs and expenses	—	—	—	—	40.7	1.2	—	41.9

Operating income (loss)	—	—	—	—	11.2	(1.0)	—	10.2
Interest expense	—	—	—	—	9.4	0.9	—	10.3

Income (loss) before income taxes	—	—	—	—	1.8	(1.9)	—	(0.1)
Income tax expense	—	—	—	—	0.6	—	—	0.6

Income (loss) from continuing operations	—	—	—	—	1.2	(1.9)	—	(0.7)
Equity earnings (loss) related to investments in subsidiaries	—	—	—	—	(1.9)	—	1.9	—

Net loss	$—	$—	$—	$—	$(0.7)	$(1.9)	$1.9	$(0.7)

(dollars in millions)	Year Ended December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$219.4	$1.4	$—	$220.8
Costs and expenses
Property operating expenses	—	—	—	—	74.1	1.9	—	76.0
Sales and marketing	—	—	—	—	9.5	0.2	—	9.7
General and administrative	—	—	—	—	20.6	0.1	—	20.7
Depreciation and amortization	—	—	—	—	71.9	1.5	—	73.4
Transaction costs		—	5.7	—	—	—	—	5.7
Management fees charged by CBI	—	—	—	—	2.5	—	—	2.5
Loss on sale of receivables to an affiliate	—	—	—	—	3.2	—	—	3.2
Asset impairments	—	—	—	—	13.3	—	—	13.3

Total costs and expenses	—	—	5.7	—	195.1	3.7	—	204.5

Operating income (loss)	—	—	(5.7)	—	24.3	(2.3)	—	16.3
Interest expense	—	—	4.2	4.2	35.0	2.6	(4.2)	41.8

Loss before income taxes	—	—	(9.9)	(4.2)	(10.7)	(4.9)	4.2	(25.5)
Income tax benefit	—	—	—	—	(5.1)	—	—	(5.1)

Loss from continuing operations	—	—	(9.9)	(4.2)	(5.6)	(4.9)	4.2	(20.4)
Equity earnings (loss) related to investment in subsidiaries	—	—	(10.4)	—	(4.9)	—	15.3	—
Gain on sale of real estate improvements	—	—	—		0.1	—	—	0.1

Net loss	$—	$—	$(20.3)	$(4.2)	$(10.4)	$(4.9)	$19.5	$(20.3)

(dollars in millions)	Year Ended December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$181.5	$0.2	$—	$181.7
Costs and expenses
Property operating expenses	—	—	—	—	57.9	0.3	—	58.2
Sales and marketing	—	—	—	—	9.1	—	—	9.1
General and administrative	—	—	—	—	12.4	0.1	—	12.5
Depreciation and amortization	—	—	—	—	55.1	0.4	—	55.5
Transaction costs	—	—	—	—	2.6	—	—	2.6
Management fees charged by CBI	—	—	—	—	2.3	—	—	2.3
Loss on sale of receivables to an affiliate	—	—	—	—	3.5	—	—	3.5

Total costs and expenses	—	—	—	—	142.9	0.8	—	143.7

Operating income (loss)	—	—	—	—	38.6	(0.6)	—	38.0
Interest expense	—	—	—	—	32.3	0.6	—	32.9
Loss on extinguishment of debt	—	—	—	—	1.4	—	—	1.4

Income (loss) before income taxes	—	—	—	—	4.9	(1.2)	—	3.7
Income tax expense	—	—	—	—	2.2	—	—	2.2

Income (loss) from continuing operations	—	—	—	—	2.7	(1.2)	—	1.5
Equity earnings (loss) related to investment in subsidiaries	—	—	—	—	(1.2)	—	1.2	—

Net income (loss)	$—	$—	$—	$—	$1.5	$(1.2)	$(1.2)	$1.5

(dollars in millions)	Year Ended December 31, 2010
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$127.5	$—	$—	$127.5
Costs and expenses
Property operating expenses	—	—	—	—	43.9	—	—	43.9
Sales and marketing	—	—	—	—	6.8	—	—	6.8
General and administrative	—	—	—	—	7.0	—	—	7.0
Depreciation and amortization	—	—	—	—	36.2	—	—	36.2
Transaction costs	—	—	—	—	9.0	—	—	9.0
Management fees charged by CBI	—	—	—	—	3.6	—	—	3.6
Loss on sale of receivables to an affiliate	—	—	—	—	1.8	—	—	1.8
Restructuring costs	—	—	—	—	1.4	—	—	1.4

Total costs and expenses	—	—	—	—	109.7	—	—	109.7

Operating income	—	—	—	—	17.8	—	—	17.8
Interest expense	—	—	—	—	11.5	—	—	11.5

Income before income taxes	—	—	—	—	6.3	—	—	6.3
Income tax expense	—	—	—	—	2.7	—	—	2.7

Income from continuing operations	—	—	—	—	3.6	—	—	3.6
Loss on sale of real estate improvements	—	—	—	—	(0.1)	—	—	(0.1)

Net income	$—	$—	$—	$—	$3.5	$—	$—	$3.5

Condensed Consolidating Balance Sheets

(dollars in millions)	As of March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.4	$—	$—	$44.4
Buildings and improvements	—	—	—	—	699.1	41.6	—	740.7
Equipment	—	—	—	—	68.2	0.5	—	68.7
Construction in progress	—	—	—	—	92.6	—	—	92.6

Subtotal	—	—	—	—	904.3	42.1	—	946.4
Accumulated depreciation	—	—	—	—	(189.6)	(2.5)	—	(192.1)

Net investment in real estate	—	—	—	—	714.7	39.6	—	754.3
Cash and cash equivalents	—	—	0.1	—	327.6	0.9	—	328.6
Investment in subsidiary	816.5	8.2	841.8	—	(0.6)	—	(1,665.9)	—
Rent and other receivables	—	—	—	—	29.2	0.8	—	30.0
Restricted cash	—	—	—	—	2.6	—	—	2.6
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	98.4	—	—	98.4
Intercompany and loan receivable	—	—	506.9	507.9	0.2	—	(1,015.0)	—
Due from affiliates	—	—	—	—	23.2	—	—	23.2
Other assets	—	—	16.4	16.4	43.5	0.8	(16.4)	60.7

Total assets	$816.5	$8.2	$1,365.2	$524.3	$1,515.0	$42.1	$(2,697.3)	$1,574.0

Accounts payable and accrued expenses	$—	$—	$23.7	$13.0	$35.6	$1.0	$(13.0)	$60.3
Deferred revenue	—	—	—	—	51.1	0.6	—	51.7
Intercompany and loan payable	—	—	—	—	506.9	0.2	(507.1)	—
Due to affiliates	—	—	—	—	8.2	—	—	8.2
Capital lease obligations	—	—	—	—	22.3	8.7	—	31.0
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	30.9	32.0	—	62.9
Other liabilities	—	—	—	—	18.2	0.2	—	18.4

Total liabilities	—	—	548.7	538.0	673.2	42.7	(1,045.1)	757.5
Total equity	816.5	8.2	816.5	(13.7)	841.8	(0.6)	(1,652.2)	816.5

Total liabilities and equity	$816.5	$8.2	$1,365.2	$524.3	$1,515.0	$42.1	$(2,697.3)	$1,574.0

(dollars in millions)	As of December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.5	$—	$—	$44.5
Buildings and improvements	—	—	—	—	695.7	26.8	—	722.5
Equipment	—	—	—	—	52.0	0.4	—	52.4
Construction in progress	—	—	—	—	51.4	12.8	—	64.2

Subtotal	—	—	—	—	843.6	40.0	—	883.6
Accumulated depreciation	—	—	—	—	(174.8)	(1.9)	—	(176.7)

Net investment in real estate	—	—	—	—	668.8	38.1	—	706.9
Cash and cash equivalents	—	—	—	—	15.6	0.9	—	16.5
Investment in subsidiary	—	—	497.2	—	0.4	—	(497.6)	—
Rent and other receivables	—	—	—	—	32.6	0.6	—	33.2
Restricted cash	—	—	—	—	6.3	—	—	6.3
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	102.6	—	—	102.6
Intercompany and loan receivable	—	—	508.2	508.2	—	—	(1,016.4)	—
Due from affiliates	—	—	—	—	2.2		—	2.2
Other assets	7.9	—	17.0	17.0	41.6	0.5	(17.0)	67.0

Total assets	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

Accounts payable and accrued expenses	$0.8	$—	$4.4	$4.4	$24.2	$0.1	$(4.4)	$29.5
Deferred revenue	—	—	—	—	52.3	0.5	—	52.8
Intercompany and loan payable	—	—	—	—	508.0	0.2	(508.2)	—
Due to affiliates	—	—	—	—	2.9	—	—	2.9
Capital lease obligations	—	—	—	—	23.2	9.0	—	32.2
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	31.0	29.8	—	60.8
Other liabilities	—	—	—	—	7.5	0.1	—	7.6

Total liabilities	0.8	—	529.4	529.4	649.1	39.7	(1,037.6)	710.8
Total parent’s net investment	7.1	—	493.0	(4.2)	497.2	0.4	(493.4)	500.1

Total liabilities and parent’s net investment	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

(dollars in millions)	As of December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.5	$—	$—	$44.5
Buildings and improvements	—	—	—	—	695.7	26.8	—	722.5
Equipment	—	—	—	—	52.0	0.4	—	52.4
Construction in progress	—	—	—	—	51.4	12.8	—	64.2

Subtotal	—	—	—	—	843.6	40.0	—	883.6
Accumulated depreciation	—	—	—	—	(174.8)	(1.9)	—	(176.7)

Net investment in real estate	—	—	—	—	668.8	38.1	—	706.9
Cash and cash equivalents	—	—	—	—	15.6	0.9	—	16.5
Investment in subsidiary	—	—	497.2	—	0.4	—	(497.6)	—
Rent and other receivables	—	—	—	—	32.6	0.6	—	33.2
Restricted cash	—	—	—	—	6.3	—	—	6.3
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	102.6	—	—	102.6
Intercompany and loan receivable	—	—	508.2	508.2	—	—	(1,016.4)	—
Due from affiliates	—	—	—	—	2.2		—	2.2
Other assets	7.9	—	17.0	17.0	41.6	0.5	(17.0)	67.0

Total assets	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

Accounts payable and accrued expenses	$0.8	$—	$4.4	$4.4	$24.2	$0.1	$(4.4)	$29.5
Deferred revenue	—	—	—	—	52.3	0.5	—	52.8
Intercompany and loan payable	—	—	—	—	508.0	0.2	(508.2)	—
Due to affiliates	—	—	—	—	2.9	—	—	2.9
Capital lease obligations	—	—	—	—	23.2	9.0	—	32.2
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	31.0	29.8	—	60.8
Other liabilities	—	—	—	—	7.5	0.1	—	7.6

Total liabilities	0.8	—	529.4	529.4	649.1	39.7	(1,037.6)	710.8
Total parent’s net investment	7.1	—	493.0	(4.2)	497.2	0.4	(493.4)	500.1

Total liabilities and parent’s net investment	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

(dollars in millions)	As of December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$26.5	$—	$—	$26.5
Buildings and improvements	—	—	—	—	543.0	25.6	—	568.6
Equipment	—	—	—	—	16.1	—	—	16.1
Construction in progress	—	—	—	—	48.0	1.0	—	49.0

Subtotal	—	—	—	—	633.6	26.6	—	660.2
Accumulated depreciation	—	—	—	—	(130.9)	(0.3)		(131.2)

Net investment in real estate	—	—	—	—	502.7	26.3	—	529.0
Cash and cash equivalents	—	—	—	—	0.4	0.2	—	0.6
Investment in subsidiary			—	—	(0.1)	—	0.1	—
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	120.7	—	—	120.7
Other assets	—	—	—	—	27.9	0.3	—	28.2

Total assets	$—	$—	$—	$—	$927.8	$26.8	$0.1	$954.7

Accounts payable and accrued expenses	$—	$—	$—	$—	$21.8	$0.4	$—	$22.2
Deferred revenue	—	—	—	—	49.0	—	—	49.0
Capital lease obligations	—	—	—	—	33.8	9.1	—	42.9
Related party note payable	—	—	—	—	480.2	—	—	480.2
Other financing arrangements	—	—	—	—	30.8	17.4	—	48.2
Other liabilities	—	—	—	—	0.7	—	—	0.7

Total liabilities	—	—	—	—	616.3	26.9	—	643.2
Total divisional control	—	—	—	—	311.5	(0.1)	0.1	311.5

Total liabilities and divisional control	$—	$—	$—	$—	$927.8	$26.8	$0.1	$954.7

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

(dollars in millions)	Period Ended March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$(1.2)	$—	$23.8	$0.3	$—	$22.9

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(18.2)	—	—	(18.2)
Capital expenditures - other	—	—	—	—	(26.6)	(0.1)	—	(26.7)
Investment in subsidiaries	(337.1)	—	(337.1)	—	—	—	674.2	—
Intercompany advances, net	—	—	1.2	—	(1.2)	—	—	—
Release of restricted cash	—	—	—	—	1.8	—	—	1.8

Net cash provided by (used in) investing activities	(337.1)	—	(335.9)	—	(44.2)	(0.1)	674.2	(43.1)

Cash flows from financing activities
Issuance of common stock/partnership units	360.5	—	337.1	—	—	—	(337.1)	360.5
IPO costs	(23.4)	—	—	—	—	—	—	(23.4)
Payments on capital lease obligations	—	—	—	—	(0.3)	(0.3)	—	(0.6)
Contribution from parent guarantor	—	—	—	—	337.1	—	(337.1)	—

Net cash provided by (used in) financing activities	337.1	—	337.1	—	336.8	(0.3)	(674.2)	336.5

Net increase (decrease) in cash and cash equivalents	—	—	—	—	316.4	(0.1)	—	316.3
Cash and cash equivalents at beginning of period	—	—	0.1	—	11.2	1.0	—	12.3

Cash and cash equivalents at end of period	$—	$—	$0.1	$—	$327.6	$0.9	$—	$328.6

	Period Ended January 23, 2013
(dollars in millions)	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by operating activities	$—	$—	$—	$—	$1.9	$0.1	$—	$2.0

Cash flows from investing activities
Capital expenditures - other	—	—	—	—	(7.7)	—	—	(7.7)
Release of restricted cash	—	—	—	—	1.9	—	—	1.9
Intercompany advances, net	—	—	0.1	—	(0.1)	—	—	—

Net cash provided by (used in) investing activities	—	—	0.1	—	(5.9)	—	—	(5.8)

Cash flows from financing activities
Payments on capital lease obligations	—	—	—	—	(0.6)	—	—	(0.6)
Contributions from parent, net	—	—	—	—	0.2	—	—	0.2

Net cash used in financing activities	—	—	—	—	(0.4)	—	—	(0.4)

Net (decrease) increase in cash and cash equivalents	—	—	0.1	—	(4.4)	0.1	—	(4.2)
Cash and cash equivalents at beginning of year	—	—	—	—	15.6	0.9	—	16.5

Cash and cash equivalents at end of period	$—	$—	$0.1	$—	$11.2	$1.0	$—	$12.3

(dollars in millions)	Three Months Ended March 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$—	$—	13.8	$(1.3)	$—	$12.5

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(23.4)	—	—	(23.4)
Capital expenditures - other	—	—	—	—	(29.4)	—	—	(29.4)

Net cash used in investing activities	—	—	—	—	(52.8)	—	—	(52.8)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	44.0	—	—	44.0
Payments on financing obligations	—	—	—	—	(1.6)	—	—	(1.6)
Contributions from parent, net	—	—	—	—	(2.8)	2.4	—	(0.4)
Other, net	—	—	—	—	(0.4)	—	—	(0.4)

Net cash provided by financing activities	—	—	—	—	39.2	2.4	—	41.6

Net increase in cash and cash equivalents	—	—	—	—	0.2	1.1	—	1.3
Cash and cash equivalents at beginning of year	—	—	—	—	0.4	0.2	—	0.6

Cash and cash equivalents at end of year	$—	$—	$—	$—	$0.6	$1.3	$—	$1.9

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
(dollars in millions)	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$(7.1)	$—	$(5.3)	$0.4	$60.7	$(3.8)	$(0.4)	$44.5

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(25.1)	(0.3)	—	(25.4)
Capital expenditures - other	—	—	—	—	(202.9)	—	—	(202.9)
Proceeds from sale of assets	—	—	—	—	.0.2	—	—	0.2
Increase in restricted cash	—	—	—	—	(11.1)	—	—	(11.1)
Release of restricted cash	—	—	—	—	4.8	—	—	4.8
Advances to affiliates	—	—	—	—	(18.3)	—	—	(18.3)
Intercompany advances, net	—	—	(508.2)	(508.2)	508.1	0.1	508.2	—
Other, net	—	—	—	—	0.1	—	—	0.1

Net cash provided by (used in) investing activities	—	—	(508.2)	(508.2)	255.8	(0.2)	508.2	(252.6)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	119.8	—	—	119.8
Repayment of related party note	—	—	—	—	(400.0)	—	—	(400.0)
Proceeds from issuance of debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Payments on capital lease obligations	—	—	—	—	(8.4)	(0.6)	—	(9.0)
Debt issuance costs	—	—	(17.2)	(17.2)	—	—	17.2	(17.2)
Contributions from parent, net	7.1	—	5.7	—	(12.7)	5.3	—	5.4

Net cash provided by (used in) financing activities	7.1	—	513.5	507.8	(301.3)	4.7	(507.8)	224.0

Net increase in cash and cash equivalents	—	—	—	—	15.2	0.7	—	15.9
Cash and cash equivalents at beginning of year	—	—	—	—	0.4	0.2	—	0.6

Cash and cash equivalents at end of year	$—	$—	$—	—	$15.6	$0.9	$—	$16.5

(dollars in millions)	Year Ended December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$—	$—	$66.9	$(0.9)	$—	$66.0

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(22.4)	—	—	(22.4)
Capital expenditures - other	—	—	—	—	(95.1)	—	—	(95.1)
Advances from affiliates	—	—	—	—	11.6	—	—	11.6
Other, net	—	—	—	—	0.1	—	—	0.1

Net cash used in investing activities	—	—	—	—	(105.8)	—	—	(105.8)

Cash flows from financing activities								—
Borrowings from affiliates, net	—	—	—	—	66.6	—	—	66.6
Payments on capital lease obligations	—	—	—	—	(7.0)	—	—	(7.0)
Payments on financing obligations	—	—	—	—	(16.2)	—	—	(16.2)
Distributions to parent, net	—	—	—	—	(8.9)	1.1	—	(7.8)
Other, net	—	—	—	—	(0.1)	—	—	(0.1)

Net cash provided by financing activities	—	—	—	—	34.4	1.1	—	35.5

Net increase in cash and cash equivalents	—	—	—	—	(4.5)	0.2	—	(4.3)
Cash and cash equivalents at beginning of year	—	—	—	—	4.9	—	—	4.9

Cash and cash equivalents at end of year	$—	$—	$—	$—	$0.4	$0.2	$—	$0.6

(dollars in millions)	Year Ended December 31, 2010
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by operating activities	$—	$—	$—	$—	$43.5	$—	$—	$43.5

Cash flows from investing activities
Capital expenditures - other	—	—	—	—	(29.3)	—	—	(29.3)
Advances to affiliates	—	—	—	—	(11.6)	—	—	(11.6)
Other, net	—	—	—	—	0.4	—	—	0.4

Net cash used in provided by investing activities	—	—	—	—	(40.5)	—	—	(40.5)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	15.5	—	—	15.5
Payment on capital lease obligations	—	—	—	—	(10.2)	—	—	(10.2)
Distributions to parent, net	—	—	—	—	(3.7)	—	—	(3.7)
Other, net	—	—	—	—	0.3	—	—	0.3

Net cash provided by financing activities	—	—	—	—	1.9	—	—	1.9

Net increase in cash and cash equivalents	—	—	—	—	4.9	—	—	4.9
Cash and cash equivalents at beginning of year	—	—	—	—	—	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—	$—	$4.9	$—	$—	$4.9